Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

September 30, 2020

VIPDCA-QTLY-1120
1.808777.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 14.0%
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc. (a)	2,600	$453,882
Cellnex Telecom SA (b)	14,400	877,931
		1,331,813
Entertainment - 2.0%
Activision Blizzard, Inc.	23,900	1,934,705
CD Projekt RED SA (a)	5,700	616,981
Electronic Arts, Inc. (a)	8,000	1,043,280
		3,594,966
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	2,000	2,931,200
Class C (a)	1,844	2,709,942
Facebook, Inc. Class A (a)	28,100	7,359,390
Match Group, Inc. (a)	2,943	325,643
Tencent Holdings Ltd.	59,700	4,032,340
Wise Talent Information Technology Co. Ltd. (a)	88,600	221,693
Zoominfo Technologies, Inc.	11,200	481,488
		18,061,696
Media - 0.2%
Nexstar Broadcasting Group, Inc. Class A	3,600	323,748
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	17,373	1,986,776

TOTAL COMMUNICATION SERVICES		25,298,999

CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.7%
Ferrari NV	6,700	1,233,403
XPeng, Inc. ADR (a)	1,900	38,133
		1,271,536
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A (a)	86,400	1,147,392
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	27,000	78,349
Hilton Worldwide Holdings, Inc.	3,500	298,620
		376,969
Household Durables - 2.6%
D.R. Horton, Inc.	35,900	2,715,117
NVR, Inc. (a)	305	1,245,352
Toll Brothers, Inc.	15,000	729,900
		4,690,369
Internet & Direct Marketing Retail - 6.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	17,700	5,203,446
Amazon.com, Inc. (a)	1,850	5,825,151
Pinduoduo, Inc. ADR (a)	2,900	215,035
		11,243,632
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	1,000	473,000
LVMH Moet Hennessy Louis Vuitton SE	1,400	655,061
Prada SpA (a)	83,300	327,750
		1,455,811

TOTAL CONSUMER DISCRETIONARY		20,185,709

CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Kweichow Moutai Co. Ltd. (A Shares)	2,523	622,332
Monster Beverage Corp. (a)	29,800	2,389,960
		3,012,292
Household Products - 2.0%
Energizer Holdings, Inc. (c)	29,600	1,158,544
Reckitt Benckiser Group PLC	25,482	2,484,631
		3,643,175
Tobacco - 0.3%
Swedish Match Co. AB	7,449	609,504

TOTAL CONSUMER STAPLES		7,264,971

FINANCIALS - 4.9%
Banks - 0.7%
HDFC Bank Ltd. sponsored ADR (a)	5,900	294,764
M&T Bank Corp.	10,900	1,003,781
		1,298,545
Capital Markets - 1.3%
CME Group, Inc.	8,900	1,489,059
Morningstar, Inc.	5,000	803,050
Tradeweb Markets, Inc. Class A	1,300	75,400
XP, Inc. Class A (a)	1,600	66,704
		2,434,213
Consumer Finance - 0.4%
Capital One Financial Corp.	9,200	661,112
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	16,100	3,428,334
Insurance - 0.5%
Arthur J. Gallagher & Co.	8,400	886,872
Thrifts & Mortgage Finance - 0.1%
Rocket Cos., Inc. (a)	4,700	93,671

TOTAL FINANCIALS		8,802,747

HEALTH CARE - 18.0%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	1,300	189,280
Applied Therapeutics, Inc. (a)	9,800	203,448
BioNTech SE ADR (a)	2,000	138,460
CRISPR Therapeutics AG (a)(c)	1,300	108,732
Galapagos Genomics NV sponsored ADR (a)	2,400	340,584
Gamida Cell Ltd. (a)	26,000	107,900
Innovent Biologics, Inc. (a)(b)	30,500	227,444
Insmed, Inc. (a)	3,000	96,420
Neurocrine Biosciences, Inc. (a)	9,800	942,368
Prelude Therapeutics, Inc.	800	24,104
Regeneron Pharmaceuticals, Inc. (a)	5,000	2,798,900
Sarepta Therapeutics, Inc. (a)	600	84,258
Seres Therapeutics, Inc. (a)	3,600	101,916
		5,363,814
Health Care Equipment & Supplies - 3.5%
Axonics Modulation Technologies, Inc. (a)	4,200	214,368
Danaher Corp.	6,700	1,442,711
Haemonetics Corp. (a)	9,900	863,775
Hologic, Inc. (a)	23,200	1,542,104
Intuitive Surgical, Inc. (a)	2,000	1,419,080
Nevro Corp. (a)	2,300	320,390
Outset Medical, Inc.	2,300	115,000
Penumbra, Inc. (a)	1,900	369,322
		6,286,750
Health Care Providers & Services - 1.9%
Guardant Health, Inc. (a)	1,000	111,780
UnitedHealth Group, Inc.	10,600	3,304,762
		3,416,542
Health Care Technology - 1.4%
Change Healthcare, Inc. (a)	76,200	1,105,662
Inspire Medical Systems, Inc. (a)	3,291	424,704
Schrodinger, Inc.	2,200	104,522
Simulations Plus, Inc.	1,500	113,040
Veeva Systems, Inc. Class A (a)	2,600	731,094
		2,479,022
Life Sciences Tools & Services - 3.0%
10X Genomics, Inc. (a)	2,700	336,636
Berkeley Lights, Inc. (a)	6,400	488,704
Bio-Rad Laboratories, Inc. Class A (a)	400	206,184
Bio-Techne Corp.	400	99,092
Bruker Corp.	16,200	643,950
Charles River Laboratories International, Inc. (a)	2,600	588,770
Codexis, Inc. (a)	12,000	140,880
Fluidigm Corp. (a)	26,000	193,180
Nanostring Technologies, Inc. (a)	8,100	362,070
Thermo Fisher Scientific, Inc.	5,600	2,472,512
		5,531,978
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	43,600	2,389,280
Eli Lilly & Co.	18,300	2,708,766
Horizon Therapeutics PLC (a)	19,500	1,514,760
Reata Pharmaceuticals, Inc. (a)	1,000	97,420
Sanofi SA	14,200	1,423,008
Zoetis, Inc. Class A	8,600	1,422,182
		9,555,416

TOTAL HEALTH CARE		32,633,522

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.9%
HEICO Corp. Class A	6,400	567,424
Northrop Grumman Corp.	2,600	820,274
TransDigm Group, Inc.	500	237,560
		1,625,258
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	3,100	280,612
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	9,700	793,072
Building Products - 0.5%
Builders FirstSource, Inc. (a)	5,700	185,934
Fortune Brands Home & Security, Inc.	8,500	735,420
		921,354
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,800	599,094
Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)	7,400	1,432,936
Industrial Conglomerates - 0.7%
General Electric Co.	198,300	1,235,409
Machinery - 1.8%
Deere & Co.	7,400	1,640,062
ESCO Technologies, Inc.	2,400	193,344
Ingersoll Rand, Inc. (a)	41,700	1,484,520
		3,317,926
Professional Services - 1.2%
Dun & Bradstreet Holdings, Inc. (a)	5,800	148,828
Equifax, Inc.	3,300	517,770
Experian PLC	36,893	1,386,232
Upwork, Inc. (a)	5,600	97,664
		2,150,494
Road & Rail - 1.2%
Rumo SA (a)	100,700	341,769
Uber Technologies, Inc. (a)	47,300	1,725,504
		2,067,273
Trading Companies & Distributors - 0.3%
BMC Stock Holdings, Inc. (a)	4,400	188,452
Fastenal Co.	8,400	378,756
		567,208

TOTAL INDUSTRIALS		14,990,636

INFORMATION TECHNOLOGY - 31.5%
Electronic Equipment & Components - 0.5%
II-VI, Inc. (a)	10,000	405,600
Zebra Technologies Corp. Class A (a)	2,400	605,904
		1,011,504
IT Services - 4.2%
Adyen BV (a)(b)	300	553,345
Black Knight, Inc. (a)	15,400	1,340,570
CACI International, Inc. Class A (a)	5,345	1,139,340
MongoDB, Inc. Class A (a)	3,400	787,134
Snowflake Computing, Inc.	500	125,500
Square, Inc. (a)	9,200	1,495,460
Visa, Inc. Class A	10,616	2,122,882
		7,564,231
Semiconductors & Semiconductor Equipment - 9.8%
ASML Holding NV	2,900	1,070,883
Enphase Energy, Inc. (a)	5,800	479,022
Lam Research Corp.	3,500	1,161,125
Monolithic Power Systems, Inc.	500	139,805
NVIDIA Corp.	11,500	6,224,030
NXP Semiconductors NV	17,200	2,146,732
Qualcomm, Inc.	43,800	5,154,384
Semiconductor Manufacturing International Corp. (a)	25,500	59,699
SiTime Corp.	2,400	201,672
SolarEdge Technologies, Inc. (a)	1,600	381,360
Universal Display Corp.	3,800	686,812
		17,705,524
Software - 13.1%
Adobe, Inc. (a)	9,500	4,659,085
Agora, Inc. ADR (a)(c)	300	12,894
Cloudflare, Inc. (a)	3,700	151,922
FireEye, Inc. (a)	19,500	240,728
JFrog Ltd.	200	16,930
Manhattan Associates, Inc. (a)	5,800	553,842
Microsoft Corp.	70,800	14,891,364
NICE Systems Ltd. sponsored ADR (a)	1,900	431,357
Salesforce.com, Inc. (a)	10,800	2,714,256
		23,672,378
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	49,160	5,693,220
Samsung Electronics Co. Ltd.	29,050	1,449,847
		7,143,067

TOTAL INFORMATION TECHNOLOGY		57,096,704

MATERIALS - 3.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,800	1,131,868
DuPont de Nemours, Inc.	13,800	765,624
Sherwin-Williams Co.	2,200	1,532,828
		3,430,320
Construction Materials - 0.3%
Eagle Materials, Inc.	6,700	578,344
Metals & Mining - 1.0%
Barrick Gold Corp.	63,500	1,784,985

TOTAL MATERIALS		5,793,649

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Prologis (REIT), Inc.	13,600	1,368,432
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	10,000	469,700
KE Holdings, Inc. ADR (a)	3,800	232,940
		702,640

TOTAL REAL ESTATE		2,071,072

UTILITIES - 0.8%
Electric Utilities - 0.2%
NextEra Energy, Inc.	1,100	305,316
Water Utilities - 0.6%
American Water Works Co., Inc.	7,400	1,072,112

TOTAL UTILITIES		1,377,428

TOTAL COMMON STOCKS
(Cost $118,968,785)		175,515,437

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Technology - 0.1%
Vor Biopharma, Inc. (d)(e)	154,835	80,514
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	3,438	94,545
Series C3 (d)(e)	4,298	118,195
		212,740

TOTAL CONVERTIBLE PREFERRED STOCKS		293,254

Nonconvertible Preferred Stocks - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras sponsored ADR	137,200	976,864
TOTAL PREFERRED STOCKS
(Cost $2,505,614)		1,270,118

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.10% (f)	4,044,669	4,045,478
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	807,907	807,987
TOTAL MONEY MARKET FUNDS
(Cost $4,853,465)		4,853,465
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $126,327,864)		181,639,020
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(662,719)
NET ASSETS - 100%		$180,976,301

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,658,720 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $293,254 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Illuminated Holdings, Inc. Series C2	7/7/20	$85,950
Illuminated Holdings, Inc. Series C3	7/7/20	$128,940
Vor Biopharma, Inc.	6/30/20	$80,514

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,692
Fidelity Securities Lending Cash Central Fund	24,498
Total	$28,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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